Shareholder Report, Line Graph (Details) 197653_Valkyrie Bitcoin Futures Leveraged Strategy ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Feb. 21, 2024	Sep. 30, 2025
CoinShares Bitcoin Leverage ETF
Account Value [Line Items]
Line Graph and Table Measure Name			CoinShares Bitcoin Leverage ETF NAV
Accumulated Value	$ 10,769	$ 10,000	$ 22,795
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 11,664	$ 10,000	$ 13,717